6. Customer Contracts Disclosure: Schedule of Future Customer Contract Amortization (Details) (USD $)	3 Months Ended
Dec. 31, 2013
Details
Future customer contract amortization year 1	$ 567,554
Future customer contract amortization year 2	658,709
Future customer contract amortization	$ 1,226,263